UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10331

Name of Fund: BlackRock California Municipal Income Trust (BFZ)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock California Municipal Income Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2014

Date of reporting period: 10/31/2013

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2013 (Unaudited)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 98.7%
Corporate — 0.8%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric:
Series A, 5.88%, 2/15/34	$680	$757,928
Series D, 5.88%, 1/01/34	2,500	2,786,500

		3,544,428

County/City/Special District/School District — 35.3%
Alum Rock Union Elementary School District, GO, Election of 2012, Series A, 6.00%, 8/01/39	1,300	1,499,030
Butte-Glenn Community College District, GO, Election of 2002, Series C, 5.50%, 8/01/30	8,425	9,350,823
Centinela Valley Union High School District, GO, Refunding, Election of 2008, Series B, 5.75%, 8/01/33	1,250	1,383,575
Cerritos Community College District, GO, Election of 2004, Series C, 5.25%, 8/01/31	3,000	3,276,690
Chaffey Joint Union High School District, GO, Election of 2012, Series A, 5.00%, 8/01/32	3,820	4,062,188
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.13%, 5/01/31	500	562,060
6.50%, 5/01/36	1,210	1,376,629
6.50%, 5/01/42	2,225	2,522,260
County of Kern California, COP, Capital Improvements Projects, Series A (AGC), 6.00%, 8/01/35	2,000	2,248,560
County of Santa Clara California Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/36	20,000	21,723,200
Evergreen Elementary School District, GO, Election of 2006, Series B (AGC), 5.13%, 8/01/33	2,500	2,665,575
Grossmont Healthcare District, GO, Election of 2006, Series B:
6.00%, 7/15/34	3,235	3,685,474
6.13%, 7/15/40	2,000	2,265,480
Kern Community College District, GO, Safety Repair & Improvements, Series C, 5.25%, 11/01/32	125	137,450
Long Beach Unified School District California, GO, Refunding, Election of 2008, Series A, 5.75%, 8/01/33	4,135	4,680,117

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Los Alamitos Unified School District California, GO, School Facilities Improvement District No. 1, 5.50%, 8/01/33	$6,300	$6,990,228
Los Angeles Municipal Improvement Corp., Refunding RB, Real Property, Series B (AGC), 5.50%, 4/01/30	4,975	5,513,046
Modesto Irrigation District, COP, Capital Improvments, Series A:
5.75%, 10/01/29	3,000	3,300,810
5.75%, 10/01/34	180	195,381
Oak Grove School District California, GO, Election of 2008, Series A, 5.50%, 8/01/33	6,000	6,686,160
Orange County Water District, COP, Refunding, 5.25%, 8/15/34	2,000	2,175,480
Pico Rivera Public Financing Authority, RB, 5.75%, 9/01/39	2,000	2,140,640
Pittsburg Unified School District, GO, Election of 2006, Series B (AGM), 5.50%, 8/01/34	2,000	2,190,840
Sacramento Area Flood Control Agency, Special Assessment Bonds, Consolidated Capital Assessment District, 5.25%, 10/01/32	3,035	3,318,651
San Diego Community College District California, GO:
Election of 2002, 5.25%, 8/01/33	1,500	1,672,845
Election of 2002 (AGM), 5.00%, 8/01/32	9,000	9,747,720
Election of 2006, 5.00%, 8/01/43	2,145	2,265,163
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	5,500	6,032,620
San Jose California Financing Authority, Refunding LRB, Series A:
Civic Center Project, 5.00%, 6/01/32	3,375	3,575,171
Convention Center Expansion & Renovation Project, 5.00%, 6/01/39	9,340	9,670,543
San Leandro California Unified School District, GO, Election of 2010, Series A, 5.75%, 8/01/41	3,060	3,330,657

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2013	1

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Santa Ana Unified School District, GO, Election of 2008, Series A:
5.50%, 8/01/30	$6,455	$7,128,321
5.13%, 8/01/33	10,000	10,555,500
Snowline Joint Unified School District, COP, Refunding, Refining Project (AGC), 5.75%, 9/01/38	2,250	2,511,968
Torrance Unified School District California, GO, Election of 2008, Measure Z, 6.00%, 8/01/33	4,000	4,530,040
Tustin Unified School District, GO, Election of 2008, Series B, 5.25%, 8/01/31	3,445	3,760,493
West Contra Costa California Unified School District, GO, Series A:
Election of 2010 (AGM), 5.25%, 8/01/32	4,925	5,300,876
Election of 2012, 5.50%, 8/01/39 (a)	2,500	2,660,850

		166,693,114

Education — 6.2%
California Educational Facilities Authority, Refunding RB, San Francisco University, 6.13%, 10/01/36	6,280	7,196,566
California Municipal Finance Authority, RB, Emerson College, 5.75%, 1/01/33	2,500	2,714,975
University of California, RB, Series O, 5.38%, 5/15/34	490	540,793
University of California, Refunding RB, Limited Project, Series G:
5.00%, 5/15/30	2,000	2,172,060
5.00%, 5/15/37	15,840	16,613,626

		29,238,020

Health — 17.3%
ABAG Finance Authority for Nonprofit Corps, Refunding RB, Sharp Healthcare:
6.38%, 8/01/34	3,095	3,202,273
6.25%, 8/01/39	3,775	4,223,621
Series A, 6.00%, 8/01/30	2,300	2,608,706
California Health Facilities Financing Authority, RB:
Adventist Health System West, Series A, 5.75%, 9/01/39	6,695	7,234,617
Catholic Healthcare West, Series J, 5.63%, 7/01/32	9,750	9,953,385

Municipal Bonds	Par (000)	Value
California (continued)
Health (concluded)
California Health Facilities Financing Authority, RB (concluded):
Children's Hospital, Series A, 5.25%, 11/01/41	$9,165	$9,278,371
St. Joseph Health System, Series A, 5.75%, 7/01/39	250	277,928
Sutter Health, Series A, 5.25%, 11/15/46	5,695	5,719,545
Sutter Health, Series B, 6.00%, 8/15/42	6,015	6,937,340
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/29	1,000	1,111,150
Catholic Healthcare West, Series A, 6.00%, 7/01/34	4,470	4,919,011
Catholic Healthcare West, Series A, 6.00%, 7/01/39	3,050	3,324,104
Providence Health, 6.50%, 10/01/38	4,100	4,701,347
Sutter Health, Series A, 5.00%, 8/15/38	2,920	2,915,649
California Statewide Communities Development Authority, RB, Kaiser Permanente:
Series A, 5.00%, 4/01/42	1,000	1,007,470
Series B, 5.25%, 3/01/45	2,000	2,014,680
California Statewide Communities Development Authority, Refunding RB:
Catholic Healthcare West, Series B, 5.50%, 7/01/30	2,940	3,186,931
Catholic Healthcare West, Series E, 5.50%, 7/01/31	4,965	5,358,724
Trinity Health Credit Group Composite Issue, 5.00%, 12/01/41	3,500	3,518,340

		81,493,192

State — 8.9%
California State Public Works Board, RB:
Department of Corrections and Rehabilitation,Series F, 5.25%, 9/01/33	3,335	3,531,765
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	9,000	10,339,380

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2013	2

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (continued)
State (concluded)
California State Public Works Board, RB (concluded):
Various Capital Projects, Sub- Series I-1, 6.38%, 11/01/34	$5,025	$5,785,584
State of California, GO, Various Purposes:
6.00%, 3/01/33	4,080	4,770,785
6.50%, 4/01/33	2,500	2,977,050
6.00%, 4/01/38	12,745	14,513,241

		41,917,805

Transportation — 13.6%
Bay Area Toll Authority, RB, San Francisco Bay Area Toll Bridge, Series C-1, 0.98%, 4/01/45 (b)	7,000	7,048,930
City of Los Angeles California Department of Airports, Refunding RB, Los Angeles International Airport, Series A, 5.00%, 5/15/34	6,650	7,037,362
City of Los Angeles Department of Airports, Refunding RB, Los Angeles International Airport, Sub-Series C, 5.25%, 5/15/38	1,810	1,897,170
City of San Jose California, Refunding ARB, Series A-1, AMT:
5.75%, 3/01/34	2,365	2,506,829
6.25%, 3/01/34	2,650	2,941,977
County of Orange California, ARB, Series B, 5.75%, 7/01/34	8,000	8,778,640
County of Sacramento California, ARB:
PFC/Grant, Sub-Series D, 6.00%, 7/01/35	3,000	3,353,730
Senior Series B, 5.75%, 7/01/39	1,850	2,050,799
Los Angeles Harbor Department, RB, Series B, 5.25%, 8/01/34	5,580	6,108,426
San Diego County Regional Airport Authority, RB, Sub-Series A, 5.00%, 7/01/40	1,000	1,010,090
San Diego County Regional Transportation Commission, Refunding RB, Series A, 5.00%, 4/01/42	500	526,645
San Francisco Bay Area Rapid Transit District, Refunding RB, Series A, 5.00%, 7/01/31	2,000	2,178,800

Municipal Bonds	Par (000)	Value
California (continued)
Transportation (concluded)
San Francisco City & County Airports Commission, ARB, Series E, 6.00%, 5/01/39	$6,750	$7,679,272
San Francisco City & County Airports Commission, Refunding ARB, 2nd Series A, AMT, 5.25%, 5/01/33	1,440	1,499,011
San Joaquin County Transportation Authority, Refunding RB, Limited Tax Measure K, Series A:
5.25%, 3/01/31	250	270,008
6.00%, 3/01/36	2,880	3,306,989
5.50%, 3/01/41	5,265	5,706,681

		63,901,359

Utilities — 16.6%
Anaheim Public Financing Authority, RB, Electric System Distribution Facilities, Series A, 5.38%, 10/01/36	7,690	8,424,626
California Infrastructure & Economic Development Bank, RB, California Independent System Operator, Series A, 6.25%, 2/01/15 (c)	5,500	5,910,245
Calleguas-Las Virgenes Public Financing Authority California, RB, Calleguas Municipal Water District Project, Series A (NPFGC), 5.13%, 7/01/32	4,000	4,257,960
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series D, 5.88%, 1/01/34	6,530	7,278,338
City of Los Angeles California Wastewater System, Refunding RB:
Series A, 5.00%, 6/01/39	2,000	2,107,100
Sub-Series A, 5.00%, 6/01/32	2,000	2,138,020
Sub-Series A, 5.00%, 6/01/34	4,715	5,079,328
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	5,625	6,363,337
Cucamonga Valley Water District, Refunding RB, Series A (AGM), 5.25%, 9/01/31	4,270	4,754,346
Dublin-San Ramon Services District, Refunding RB, 6.00%, 8/01/41	2,425	2,786,592
Los Angeles Department of Water & Power, RB:
Series A, 5.38%, 7/01/34	3,250	3,580,752

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2013	3

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California (concluded)
Utilities (concluded)
Los Angeles Department of Water & Power, RB (concluded):
Sub-Series A-1, 5.25%, 7/01/38	$9,000	$9,554,310
Los Angeles Department of Water & Power, Refunding RB, Series A, 5.25%, 7/01/39	4,000	4,275,240
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/34	11,020	11,812,669

		78,322,863

Total Municipal Bonds in California		465,110,781

Multi-State — 1.7%
Housing — 1.7%
Centerline Equity Issuer Trust (d)(e):
7.20%, 11/15/14	3,500	3,701,775
5.75%, 5/15/15	500	532,300
6.00%, 5/15/15	1,500	1,597,275
6.30%, 5/15/19	1,000	1,164,070
6.00%, 10/31/52	1,000	1,150,570

		8,145,990

Total Municipal Bonds in Mulit-State		8,145,990

Total Municipal Bonds — 100.4%		473,256,771

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)
California — 65.6%
County/City/Special District/School District — 21.7%
El Dorado Union High School District, GO, Election of 2008, 5.00%, 8/01/35	5,020	5,173,210
Los Angeles Community College District California, GO:
Election of 2001, Series A (AGM), 5.00%, 8/01/32	8,000	8,439,920
Election of 2003, Series F-1, 5.00%, 8/01/33	5,000	5,284,100
Election of 2008, Series C, 5.25%, 8/01/39 (g)	12,900	13,911,876
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/33	20,131	23,184,080

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
California (continued)
County/City/Special District/School District (concluded)
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	$5,000	$5,193,750
Mount San Antonio Community College District California, GO, Election of 2001, Series C (AGM), 5.00%, 9/01/16 (c)	10,770	12,150,068
San Bernardino Community College District California, GO, Election of 2002, Series C (AGM), 5.00%, 8/01/31	2,000	2,126,280
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/33	10,484	11,692,480
San Jose Unified School District Santa Clara County California, GO, Election of 2002, Series D, 5.00%, 8/01/32	14,625	15,429,208

		102,584,972

Education — 10.7%
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/39 (g)	10,395	11,132,318
Grossmont Union High School District, GO, Election of 2004, 5.00%, 8/01/33	13,095	13,592,468
San Mateo County Community College District, GO, Election of 2005, Series B, 5.00%, 9/01/31	8,630	9,176,624
University of California, RB:
Limited Project, Series D (AGM), 5.00%, 5/15/41	2,600	2,666,872
Series O, 5.75%, 5/15/34	12,300	13,888,381

		50,456,663

Transportation — 1.1%
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Senior Series A, 5.00%, 5/15/40	4,999	5,096,785

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2013	4

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)
(Percentages shown are based on Net Assets)

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
California (continued)
Utilities — 32.1%
California State Department of Water Resources, Refunding RB, Central Valley Project, Series AE, 5.00%, 12/01/29	$7,000	$7,780,150
City of Los Angeles California Wastewater System, Refunding RB, Series A, 5.00%, 6/01/34	7,500	8,079,525
City of Napa California Water System, RB, (AMBAC), 5.00%, 5/01/35	3,000	3,087,210
County of Orange California Sanitation District, COP, Series B (AGM), 5.00%, 2/01/37	14,700	15,489,978
East Bay Municipal Utility District, RB, Sub-Series A (NPFGC), 5.00%, 6/01/35	3,000	3,131,700
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/33	18,002	18,807,753
Los Angeles Department of Water & Power, RB, Power System:
Sub-Series A-1 (AMBAC), 5.00%, 7/01/37	15,998	16,771,544
Sub-Series A-2 (AGM), 5.00%, 7/01/35	2,000	2,117,360
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	11,180	11,971,209
Orange County Water District, COP, Refunding, 5.00%, 8/15/39	10,480	11,043,300
San Diego County Water Authority, COP, Refunding, Series A (AGM), 5.00%, 5/01/33	14,290	15,191,842
San Diego Public Facilities Financing Authority Sewer, Refunding RB, Senior Series A, 5.25%, 5/15/39	12,457	13,163,815

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (f)	Par (000)	Value
California (concluded)
Utilities (concluded)
San Francisco City & County Public Utilities Commission, RB, Water System Improvement Project, Sub-Series A, 5.00%, 11/01/37	$12,698	$13,400,018
San Francisco City & County Public Utilities Commission, Refunding RB, Senior Series A, 5.00%, 11/01/35	10,625	11,129,020

		151,164,424

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts — 65.6%		309,302,844

Total Long-Term Investments (Cost — $741,176,399) — 166.0%		782,559,615

Short-Term Securities	Shares

BIF California Municipal Money Fund, 0.00% (h)(i)	3,540,903	3,540,903

Total Short-Term Securities (Cost — $3,540,903) — 0.7%		3,540,903

Total Investments (Cost — $744,717,302*) — 166.7%		786,100,518
Other Assets Less Liabilities — 1.8%		8,517,618
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (32.2%)		(151,759,209)
VMTP Shares, at Liquidation Value — (36.3%)		(171,300,000)

Net Assets Applicable to Common Shares — 100.0%		$471,558,927

*	As of October 31, 2013, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:
Tax cost		$593,637,062
Gross unrealized appreciation		$44,433,598
Gross unrealized depreciation		(3,705,121)
Net unrealized appreciation		$40,728,477

Notes to Schedule of Investments

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation

PiperJaffray	$2,660,850	$45,900

(b)	Variable rate security. Rate shown is as of report date.
BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2013	5

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

(c)	US government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.
(d)	Represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity.
(e)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(f)	Represent bonds transferred to a TOB. In exchange the Fund acquired residual interest certificates. These bonds serve as collateral in a financing transaction.
(g)	All or a portion of security is subject to a recourse agreement, which may require the Trust to pay the liquidity provider in the event there is a shortfall between the TOB trust certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire from October 1, 2016 to August 1, 2018 is $14,008,480.
(h)	Investments in issuers considered to be an affiliate of the Trust during the period ended October 31, 2013, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2013	Net Activity	Shares Held at October 31, 2013	Income

BIF California Municipal Money Fund	1,269,184	2,271,719	3,540,903	-

(i)	Represents the current yield as of report date.

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guarantee Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
COP	Certificates of Participation
GO	General Obligation Bonds
LRB	Lease Revenue Bonds
NPFGC	National Public Finance Guarantee Corp.
RB	Revenue Bonds

•	Financial futures contracts as of October 31, 2013 were as follows:

Contracts Sold	Issue	Exchange	Expiration	Notional Value	Unrealized Depreciation

(300)	10-Year US Treasury Note	Chicago Board of Trade	December 2013	$38,207,813	$(349,616)

• For Trust compliance purposes, the Trust’s sector classifications refer to any one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by Trust management. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2013	6

Schedule of Investments (continued)	BlackRock California Municipal Income Trust (BFZ)

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•	Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Trust's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investment and derivative financial instrument and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and derivative financial instruments, please refer to the Trust's most recent financial statements as contained in its annual report.

The following tables summarize the Trust's investments and derivative financial instruments categorized in the disclosure hierarchy as of October 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments [1]	—	$782,559,615	—	$782,559,615
Short-Term Securities	$3,540,903	—	—	3,540,903
Total	$3,540,903	$782,559,615	—	$786,100,518

[1]	See above Schedule of Investments for values in each sector.

	Level 1	Level 2	Level 3	Total

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(349,616)	—	—	$(349,616)

[2]	Derivative financial instruments are financial futures contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2013	7

Schedule of Investments (concluded)	BlackRock California Municipal Income Trust (BFZ)

Certain of the Trust's assets and/or liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2013, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Assets:
Cash	$157,033	—	—	$157,033
Cash pledged for financial futures contracts	531,000	—	—	531,000
Liabilities:
TOB trust certificates	—	$(151,734,979)	—	(151,734,979)
VMTP Shares	—	(171,300,000)	—	(171,300,000)

Total	$688,033	$(323,034,979)	—	$(322,346,946)

There were no transfers between levels during the period ended October 31, 2013.

BLACKROCK CALIFORNIA MUNICIPAL INCOME TRUST	OCTOBER 31, 2013	8

Item 2 –	Controls and Procedures
2(a) –	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.
2(b) –	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.
Item 3 –	Exhibits
Certifications – Attached hereto
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Income Trust

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust

Date: December 23, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Income Trust

Date: December 23, 2013

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Income Trust

Date: December 23, 2013